Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
(Loss) earnings from continuing operations before income taxes:
U.S.	$(136)	$(151)	$(98)	$2,281
Outside the U.S.	138	102	43	125
Total	$2	$(49)	$(55)	$2,406
U.S. income taxes:
Current provision (benefit)	$1	$(2)	$3	$—
Deferred provision (benefit)	9	4	3	(3)
Income taxes outside the U.S.:
Current provision (benefit)	20	(1)	8	53
Deferred provision (benefit)	—	7	(8)	105
State and other income taxes:
Current provision	—	1	2	1
Deferred provision	—	1	—	—
Total provision	$30	$10	$8	$156

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Amount computed using the statutory rate	$1	$(17)	$(18)	$842
Increase (reduction) in taxes resulting from:
State and other income taxes, net of federal	—	1	2	—
Unremitted foreign earnings	26	4	36	32
Impact of goodwill and intangible impairments	—	—	(3)	(22)
Operations outside the U.S.	25	95	72	(20)
Legislative rate changes	—	—	—	1
Valuation allowance	(83)	(127)	(106)	25
Tax settlements and adjustments, including interest	2	(5)	1	5
Discharge of debt and other reorganization related items	60	57	24	(722)
Other, net	(1)	2	—	15
Provision for income taxes	$30	$10	$8	$156

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Deferred tax assets
Pension and postretirement obligations	$187	$221
Restructuring programs	3	5
Foreign tax credit	314	258
Inventories	14	20
Investment tax credit	80	100
Employee deferred compensation	46	43
Depreciation	62	45
Research and development costs	188	232
Tax loss carryforwards	380	355
Other deferred revenue	13	13
Other	112	111
Total deferred tax assets	$1,399	$1,403

Deferred tax liabilities

Leasing	$1	$7
Goodwill/Intangibles	49	51
Unremitted foreign earnings	121	176
Total deferred tax liabilities	171	234
Net deferred tax assets before valuation allowance	1,228	1,169
Valuation allowance	1,201	1,127
Net deferred tax assets	$27	$42

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Deferred income taxes (current)	$22	$31
Deferred income taxes (non-current)	23	38
Other current liabilities	—	(1)
Other long-term liabilities	(18)	(26)
Net deferred tax assets	$27	$42

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Balance as of January 1	$92	$106	$107	$57
Tax positions related to the current year:
Additions	1	2	—	68
Tax Positions related to prior years:
Additions	—	1	2	1
Reductions	(7)	(14)	(3)	(17)
Settlements with taxing jurisdictions	—	(1)	—	(2)
Lapses in Statute of limitations	(1)	(2)	—	—
Balance as of December 31	$85	$92	$106	$107